Share capital, additional paid-in capital, share premium and other reserves - Movement in number of shares outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beginning balance, shares outstanding	60,933	60,597
Increase of share capital due to exercise of options by employees during the year, shares	519	336
Ending balance, shares outstanding	61,452	60,933
Class A ordinary shares
Beginning balance, shares outstanding	14,278	15,517
Transfer between classes	(445)	(1,239)
Ending balance, shares outstanding	13,833	14,278
Class B ordinary shares
Beginning balance, shares outstanding	46,655	45,080
Transfer between classes	445	1,239
Increase of share capital due to exercise of options by employees during the year, shares	519	336
Ending balance, shares outstanding	47,619	46,655